UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of January 31, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%
	Australia — 5.4%
2,719	Australia & New Zealand Banking Group Ltd.	62,453
449	BGP Holdings Beneficial (a) (bb)	—	(h)
2,889	BHP Billiton Ltd.	70,646
392	Commonwealth Bank of Australia	24,867
141	CSL Ltd.	16,562
3,550	Dexus	27,249
5,364	Goodman Group	35,005
463	Macquarie Group Ltd.	38,392
265	National Australia Bank Ltd.	6,216
812	Wesfarmers Ltd.	28,627
464	Westpac Banking Corp.	11,573

		321,590

	Austria — 0.5%
641	Erste Group Bank AG (a)	32,308
14	Immofinanz AG (a)	36

		32,344

	Belgium — 1.1%
601	Anheuser-Busch InBev SA/NV	68,109

	China — 0.5%
6,108	BOC Hong Kong Holdings Ltd.	31,151

	Denmark — 0.9%
228	Chr Hansen Holding A/S	19,937
579	Novo Nordisk A/S, Class B	32,141

		52,078

	Finland — 1.7%
369	Cargotec OYJ, Class B	21,517
6,665	Nokia OYJ	32,148
2,832	Outokumpu OYJ	24,291
377	Wartsila OYJ Abp	25,791

		103,747

	France — 11.8%
608	Air Liquide SA	82,020
559	Airbus SE	64,298
2,103	AXA SA	69,167
899	BNP Paribas SA	74,267
236	Capgemini SE	31,288
335	Pernod Ricard SA	53,434
500	Renault SA	54,882
717	Sanofi	63,249
762	Schneider Electric SE (a)	71,429
315	Sodexo SA	40,439
1,377	TOTAL SA	79,849
819	Vivendi SA	24,004

		708,326

	Germany — 10.6%
140	adidas AG	32,528
40	Allianz SE (Registered)	10,125
202	BASF SE	23,688
552	Bayer AG (Registered)	72,300
593	Brenntag AG	38,478
827	Daimler AG (Registered)	75,775
307	Deutsche Boerse AG	39,493
1,096	Deutsche Post AG (Registered)	51,751
2,175	Deutsche Telekom AG (Registered)	38,147
118	HeidelbergCement AG	12,841
339	Henkel AG & Co. KGaA (Preference)	47,474
1,198	Infineon Technologies AG	34,872
138	Linde AG (a)	33,767
709	SAP SE	80,197
299	Siemens AG (Registered)	45,398

		636,834

	Hong Kong — 2.5%
6,284	AIA Group Ltd.	53,678
1,917	CK Asset Holdings Ltd.	18,238
3,399	CK Hutchison Holdings Ltd.	45,850
254	I-CABLE Communications Ltd. (a)	7
2,665	Wharf Holdings Ltd. (The)	10,860
2,950	Wharf Real Estate Investment Co. Ltd. (a)	20,385

		149,018

	Ireland — 0.7%
329	Ryanair Holdings plc, ADR (a)	40,334

	Israel — 0.2%
657	Teva Pharmaceutical Industries Ltd., ADR	13,413

	Italy — 2.6%
1,953	Assicurazioni Generali SpA	38,741
10,495	Enel SpA	66,719
24,023	Telecom Italia SpA (a)	21,617
1,339	UniCredit SpA (a)	29,516

		156,593

	Japan — 23.7%
419	Asahi Group Holdings Ltd.	21,174
999	Bridgestone Corp.	48,743
136	Central Japan Railway Co.	25,892
442	Daikin Industries Ltd.	53,367
1,335	DMG Mori Co. Ltd.	30,562
316	Electric Power Development Co. Ltd.	9,005
2,150	Hitachi Ltd.	17,157

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
1,611	Honda Motor Co. Ltd.	56,799
846	Japan Airlines Co. Ltd.	31,961
1,200	Japan Tobacco, Inc.	39,761
579	Kao Corp.	40,199
602	KDDI Corp.	15,275
26	Keyence Corp.	15,828
1,723	Kyowa Hakko Kirin Co. Ltd.	33,603
897	Kyushu Electric Power Co., Inc.	9,857
758	Mabuchi Motor Co. Ltd.	45,073
2,087	Marui Group Co. Ltd.	38,149
1,996	Mitsubishi Corp.	55,933
10,130	Mitsubishi UFJ Financial Group, Inc.	76,593
1,456	NGK Spark Plug Co. Ltd.	38,550
71	Nidec Corp.	11,379
43	Nintendo Co. Ltd.	19,249
842	Nippon Telegraph & Telephone Corp.	40,328
544	Nomura Research Institute Ltd.	25,121
378	Otsuka Corp.	31,848
831	Otsuka Holdings Co. Ltd.	36,893
3,307	Panasonic Corp.	49,095
1,180	Renesas Electronics Corp. (a)	13,904
1,520	Sekisui House Ltd.	27,928
1,137	Seven & i Holdings Co. Ltd.	46,912
382	Sony Corp.	18,306
1,779	Sumitomo Electric Industries Ltd.	30,448
1,226	Sumitomo Mitsui Financial Group, Inc.	55,201
1,762	T&D Holdings, Inc.	31,600
769	Tokio Marine Holdings, Inc.	36,374
544	Tokyo Gas Co. Ltd.	12,975
1,871	Tokyu Corp.	31,376
3,863	Toray Industries, Inc.	38,534
1,379	Toyota Motor Corp.	95,024
442	West Japan Railway Co.	33,233
1,431	Yamato Holdings Co. Ltd.	36,961

		1,426,170

	Luxembourg — 0.6%
1,043	ArcelorMittal	37,773

	Netherlands — 5.3%
227	ASML Holding NV	45,926
286	Heineken NV	32,150
3,478	ING Groep NV	68,300
814	Koninklijke Philips NV	33,161
1,833	Royal Dutch Shell plc, Class A	64,263
2,060	Royal Dutch Shell plc, Class B	73,076

		316,876

	Norway — 0.2%
1,480	Norsk Hydro ASA	10,776

	Singapore — 0.8%
2,494	DBS Group Holdings Ltd.	50,048

	Spain — 3.7%
4,809	Banco Santander SA	35,701
6,897	Bankia SA	34,911
146	Iberdrola SA (a)	1,192
8,484	Iberdrola SA (a)	69,055
1,152	Industria de Diseno Textil SA	41,238
919	Repsol SA	17,287
2,317	Telefonica SA	23,773

		223,157

	Sweden — 0.8%
3,116	Svenska Handelsbanken AB, Class A	45,346

	Switzerland — 9.4%
377	Cie Financiere Richemont SA (Registered)	36,166
1,702	Credit Suisse Group AG (Registered) (a)	32,915
633	Ferguson plc	48,887
828	LafargeHolcim Ltd. (Registered) (a)	50,678
1,602	Nestle SA (Registered)	138,402
751	Novartis AG (Registered)	67,794
396	Roche Holding AG	97,904
376	Swiss Re AG	37,096
1,947	UBS Group AG (Registered) (a)	39,528
50	Zurich Insurance Group AG	16,392

		565,762

	United Kingdom — 14.9%
2,493	3i Group plc	32,971
234	AstraZeneca plc	16,245
4,812	Aviva plc	35,103
1,999	Barratt Developments plc	16,609
7,558	BP plc	53,923
1,420	British American Tobacco plc	97,082
1,606	Burberry Group plc	36,026
171	Diageo plc	6,138
3,668	Dixons Carphone plc	10,199
2,703	GlaxoSmithKline plc	50,310
6,518	HSBC Holdings plc	69,541
474	InterContinental Hotels Group plc	31,712
12,036	ITV plc	28,540
31,325	Lloyds Banking Group plc	30,949

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
2,485	Prudential plc	67,265
855	Rio Tinto Ltd.	52,656
204	Rio Tinto plc	11,370
4,561	Standard Chartered plc (a)	53,064
7,812	Taylor Wimpey plc	21,141
371	TechnipFMC plc	11,993
604	Unilever NV, CVA	34,851
26,707	Vodafone Group plc	85,138
220	Whitbread plc	12,113
1,528	WPP plc	27,666

		892,605

	United States — 0.8%
1,085	Shire plc	50,707

	Total Common Stocks (Cost $5,303,748)	5,932,757

PRINCIPAL AMOUNT($)
Corporate Bond — 0.0% (g)
	Materials — 0.0% (g)
	Metals & Mining — 0.0% (g)
BRL 11	Vale SA, Series A6, 0.00% (d) (x) (y) (aa) (bb) (Cost $—)	—	(h)

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Italy — 0.0% (g)
1,239	UniCredit SpA, expiring 02/21/2018 (a) (Cost $—)	6

SHARES
Short-Term Investment — 2.1%
	Investment Company — 2.1%
126,431	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $126,431)	126,431

	Total Investments — 100.8% (Cost $5,430,179)	6,059,194
	Liabilities in Excess of Other Assets — (0.8)%	(49,014)

	NET ASSETS — 100.0%	$6,010,180

Percentages indicated are based on net assets.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, January 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	13.1%
Pharmaceuticals	8.0
Insurance	6.5
Oil, Gas & Consumable Fuels	4.8
Automobiles	4.7
Metals & Mining	3.4
Chemicals	3.3
Capital Markets	3.0
Beverages	3.0
Electric Utilities	2.4
Trading Companies & Distributors	2.4
Food Products	2.3
Tobacco	2.3
Household Durables	2.2
Electrical Equipment	2.1
Diversified Telecommunication Services	2.0
Auto Components	1.9
Textiles, Apparel & Luxury Goods	1.7
Wireless Telecommunication Services	1.7
Software	1.6
Semiconductors & Semiconductor Equipment	1.6
Industrial Conglomerates	1.5
Road & Rail	1.5
Air Freight & Logistics	1.5
IT Services	1.5
Hotels, Restaurants & Leisure	1.4
Media	1.3
Machinery	1.3
Food & Staples Retailing	1.2
Personal Products	1.2
Airlines	1.2
Biotechnology	1.1
Aerospace & Defense	1.1
Construction Materials	1.0
Equity Real Estate Investment Trusts (REITs)	1.0
Others (each less than 1.0%)	6.1
Short-Term Investment	2.1

Futures contracts outstanding as of January 31, 2018:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	951	03/2018	EUR	42,516	879
FTSE 100 Index	272	03/2018	GBP	28,842	56
TOPIX Index	194	03/2018	JPY	32,847	1,212

					2,147

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
BRL	—	Brazilian Real
CVA	—	Dutch Certification
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
TOPIX	—	Tokyo Stock Price Index
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of January 31, 2018.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2018.
(y)	—	Preferred Security.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2018.
(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amount in thousands)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$321,590	$—	(a)	$321,590
Austria	—	32,344	—		32,344
Belgium	—	68,109	—		68,109
China	—	31,151	—		31,151
Denmark	—	52,078	—		52,078
Finland	—	103,747	—		103,747
France	—	708,326	—		708,326
Germany	—	636,834	—		636,834
Hong Kong	—	149,018	—		149,018
Ireland	40,334	—	—		40,334
Israel	13,413	—	—		13,413
Italy	—	156,593	—		156,593
Japan	—	1,426,170	—		1,426,170
Luxembourg	—	37,773	—		37,773
Netherlands	—	316,876	—		316,876
Norway	—	10,776	—		10,776
Singapore	—	50,048	—		50,048
Spain	1,192	221,965	—		223,157
Sweden	—	45,346	—		45,346
Switzerland	—	565,762	—		565,762
United Kingdom	—	892,605	—		892,605
United States	—	50,707	—		50,707

Total Common Stocks	54,939	5,877,818	—	(a)	5,932,757

Debt Securities
Corporate Bonds
Brazil	—	—	—	(a)	—	(a)

Rights
Italy	—	6	—		6

Short-Term Investment
Investment Company	$126,431	$—	$—		$126,431

Total Investments in Securities	$181,370	$5,877,824	$—	(a)	$6,059,194

Appreciation in Other Financial Instruments
Futures Contracts	$—	$2,147	$—		$2,147

(a) Amount rounds to less than 500.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $86,600,000 are due to the application of the fair value factors to certain securities during the period ended January 31, 2018.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 29, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
March 29, 2018